Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

For the year ended December 31, 2013 and 2014, the provision for income taxes was calculated as follows:

	For the year ended December 31,
	2013	2014
Current:
Federal	$—	$—
State	800	1,506

Total	800	1,506
Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$800	$1,506

The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the year ended December 31,
	2013	2014
Income tax at statutory rate	$(3,139,368)	$(5,393,944)
State liability	(321,058)	(813,039)
Permanent items	6,932	14,374
Stock Compensation	171,003	159,128
Nondeductible Interest	395,089	399,249
Expiration of net operating losses	188,316	1,136,317
Other	(6,723)	339,636
Research and development credit	(103,500)	(127,491)
Valuation allowance	2,810,109	4,287,276

Provision for income tax	$800	$1,506

Deferred income taxes are provided for temporary differences in recognizing certain income and expense items for financial and tax reporting purposes. The deferred tax assets consisted primarily of the income tax benefits from net operating loss carryforwards, deferred rent, and research and development credits. Valuation allowances have been recorded to fully offset deferred tax assets at December 31, 2013 and 2014, as it is more likely than not that the assets will not be utilized.

At December 31, 2014, the Company had federal net operating loss carryforwards of approximately $124,601,000 expiring beginning in 2020 and California net operating loss carryforwards of approximately $84,764,000 expiring beginning in 2015. California net operating loss carryforwards of approximately $13,655,000, $15,808,000 and $55,301,000 will expire in 2015, 2016, and in 2017 and beyond, respectively. Additionally, at December 31, 2014, the Company had research and development credits of approximately $3,205,000 and $3,087,000 for federal and California purposes, respectively. The federal research and development tax credits will begin to expire in 2018. The California research and development tax credits do not expire.

For the years ended December 31, 2013 and 2014, the Company has evaluated the various tax positions reflected in its income tax returns for both federal and state jurisdictions, to determine if the Company has any uncertain tax positions on the historical tax returns. The Company recognizes the impact of an uncertain tax position on an income tax return at the largest amount that the relevant taxing authority is more-likely-than not to sustain upon audit. The Company does not recognize uncertain income tax positions if they have less than 50 percent likelihood of being sustained. Based on this assessment, the Company believes there are no tax positions for which a liability for unrecognized tax benefits should be recorded as of December 31, 2013 or 2014. The Company is subject to taxation in the United States, California and other states. The Company may earn taxable income in some states in future periods for which there are no net operating loss carryforward credits to offset the resulting taxes owed to these states. The Company’s federal filings prior to 2010 and the Company’s state filings prior to 2009 are no longer subject to examination. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. Due to the existence of the valuation allowance, future changes in unrecognized tax benefits will not impact the Company’s effective tax rate. The Company is currently not under examination by any taxing authorities and does not believe its unrecognized tax benefits will significantly change in the next twelve months.

The tax effects of carryforwards that give rise to deferred tax assets consist of the following:

	For the year ended December 31,
	2013	2014
Net operating loss carryforward	$43,666,636	$47,329,815
Research and development credits	5,114,652	5,242,144
Accruals and other	742,045	1,216,600
Deferred rent	176,893	198,945

	49,700,226	53,987,504
Less valuation allowance	(49,700,226)	(53,987,504)

Net deferred tax assets	$—	$—

Utilization of the domestic net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state provisions. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders. Since the Company’s formation, the Company has raised capital through the issuance of capital stock on several occasions which on its own or combined with the purchasing stockholders’ subsequent disposition of those shares, may have resulted in such an ownership change, or could result in an ownership change in the future.

Upon the occurrence of an ownership change under Section 382 of the Code as outlined above, utilization of the net operating loss and research and development credit carryforwards are subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, which could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss or research and development credit carryforwards before utilization. The Company has not yet completed an analysis to determine whether an ownership change has occurred.

On September 13, 2013, the U.S. Treasury Department released final income tax regulations on the deduction and capitalization of expenditures related to tangible property. These final regulations apply to tax years beginning on or after January 1, 2014, and may be adopted in earlier years. The Company adopted the tax treatment of expenditures to improve tangible property and the capitalization of inherently facilitative costs to acquire tangible property for the tax year beginning on January 1, 2014. The impact of these changes to was not material to the Company’s financial statements or disclosures.